Distribution Date:	10/18/21	BBCMS Mortgage Trust 2019-C3
Determination Date:	10/12/21
Next Distribution Date:	11/18/21
Record Date:	09/30/21	Commercial Mortgage Pass-Through Certificates
Series 2019-C3

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Barclays Commercial Mortgage Securities LLC
Certificate Factor Detail	3		Daniel Vinson	(212) 412-4000
Certificate Interest Reconciliation Detail	4		745 Seventh Avenue | New York, NY 10019
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Suite 700 | Overland Park, KS 66210
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Midland Loan Services, a Division of PNC Bank, National
			Association
Mortgage Loan Detail (Part 1)	13-15		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Mortgage Loan Detail (Part 2)	16-18		10851 Mastin Street, Suite 700 | Overland Park, KS 66210
Principal Prepayment Detail	19	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Historical Detail	20
			Don Simon	(203) 660-6100
Delinquency Loan Detail	21		375 North French Road, Suite 100 | Amherst, NY 14228
Collateral Stratification and Historical Detail	22	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 1	23		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 2	24				trustadministrationgroup@wellsfargo.com
Modified Loan Detail	25		9062 Old Annapolis Road | Columbia, MD 21045
Historical Liquidated Loan Detail	26
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	05550MAQ7	2.581000%	16,654,000.00	11,507,248.78	348,519.37	24,750.17	0.00	0.00	373,269.54	11,158,729.41	30.18%	30.00%
A-2	05550MAR5	3.438000%	30,000,000.00	30,000,000.00	0.00	85,950.00	0.00	0.00	85,950.00	30,000,000.00	30.18%	30.00%
A-3	05550MAS3	3.319000%	266,000,000.00	266,000,000.00	0.00	735,711.67	0.00	0.00	735,711.67	266,000,000.00	30.18%	30.00%
A-4	05550MAU8	3.583000%	307,000,000.00	307,000,000.00	0.00	916,650.83	0.00	0.00	916,650.83	307,000,000.00	30.18%	30.00%
A-SB	05550MAT1	3.458000%	36,000,000.00	36,000,000.00	0.00	103,740.00	0.00	0.00	103,740.00	36,000,000.00	30.18%	30.00%
A-S	05550MAX2	3.895000%	87,811,000.00	87,811,000.00	0.00	285,019.87	0.00	0.00	285,019.87	87,811,000.00	20.75%	20.63%
B	05550MAY0	4.096000%	39,808,000.00	39,808,000.00	0.00	135,877.97	0.00	0.00	135,877.97	39,808,000.00	16.47%	16.38%
C	05550MAZ7	4.178000%	39,807,000.00	39,807,000.00	0.00	138,594.71	0.00	0.00	138,594.71	39,807,000.00	12.20%	12.13%
D	05550MAC8	3.000000%	18,349,000.00	18,349,000.00	0.00	45,872.50	0.00	0.00	45,872.50	18,349,000.00	10.23%	10.17%
E-RR	05550MAE4	4.784392%	27,313,000.00	27,313,000.00	0.00	108,896.75	0.00	0.00	108,896.75	27,313,000.00	7.29%	7.25%
F-RR	05550MAG9	4.784392%	11,708,000.00	11,708,000.00	0.00	46,679.72	0.00	0.00	46,679.72	11,708,000.00	6.04%	6.00%
G-RR	05550MAJ3	4.784392%	10,537,000.00	10,537,000.00	0.00	42,010.95	0.00	0.00	42,010.95	10,537,000.00	4.90%	4.88%
H-RR	05550MAL8	4.784392%	9,367,000.00	9,367,000.00	0.00	37,346.17	0.00	0.00	37,346.17	9,367,000.00	3.90%	3.88%
J-RR*	05550MBA1	4.784392%	36,295,542.00	36,295,542.00	0.00	144,710.08	0.00	0.00	144,710.08	36,295,542.00	0.00%	0.00%
R	05550MAN4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			936,649,542.00	931,502,790.78	348,519.37	2,851,811.39	0.00	0.00	3,200,330.76	931,154,271.41

Notional Certificates
X-A	05550MAV6	1.340675%	655,654,000.00	650,507,248.78	0.00	726,765.42	0.00	0.00	726,765.42	650,158,729.41
X-B	05550MAW4	0.774316%	167,426,000.00	167,426,000.00	0.00	108,033.81	0.00	0.00	108,033.81	167,426,000.00
X-D	05550MAA2	1.784392%	18,349,000.00	18,349,000.00	0.00	27,284.84	0.00	0.00	27,284.84	18,349,000.00
Notional SubTotal			841,429,000.00	836,282,248.78	0.00	862,084.07	0.00	0.00	862,084.07	835,933,729.41

Deal Distribution Total					348,519.37	3,713,895.46	0.00	0.00	4,062,414.83

*	Denotes the Controlling Class (if required)
(1)	Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing
	the result by (A).
(2)	Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the
	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	05550MAQ7	690.96005644	20.92706677	1.48613967	0.00000000	0.00000000	0.00000000	0.00000000	22.41320644	670.03298967
A-2	05550MAR5	1,000.00000000	0.00000000	2.86500000	0.00000000	0.00000000	0.00000000	0.00000000	2.86500000	1,000.00000000
A-3	05550MAS3	1,000.00000000	0.00000000	2.76583335	0.00000000	0.00000000	0.00000000	0.00000000	2.76583335	1,000.00000000
A-4	05550MAU8	1,000.00000000	0.00000000	2.98583332	0.00000000	0.00000000	0.00000000	0.00000000	2.98583332	1,000.00000000
A-SB	05550MAT1	1,000.00000000	0.00000000	2.88166667	0.00000000	0.00000000	0.00000000	0.00000000	2.88166667	1,000.00000000
A-S	05550MAX2	1,000.00000000	0.00000000	3.24583332	0.00000000	0.00000000	0.00000000	0.00000000	3.24583332	1,000.00000000
B	05550MAY0	1,000.00000000	0.00000000	3.41333325	0.00000000	0.00000000	0.00000000	0.00000000	3.41333325	1,000.00000000
C	05550MAZ7	1,000.00000000	0.00000000	3.48166679	0.00000000	0.00000000	0.00000000	0.00000000	3.48166679	1,000.00000000
D	05550MAC8	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E-RR	05550MAE4	1,000.00000000	0.00000000	3.98699337	0.00000000	0.00000000	0.00000000	0.00000000	3.98699337	1,000.00000000
F-RR	05550MAG9	1,000.00000000	0.00000000	3.98699351	0.00000000	0.00000000	0.00000000	0.00000000	3.98699351	1,000.00000000
G-RR	05550MAJ3	1,000.00000000	0.00000000	3.98699345	0.00000000	0.00000000	0.00000000	0.00000000	3.98699345	1,000.00000000
H-RR	05550MAL8	1,000.00000000	0.00000000	3.98699370	0.00000000	0.00000000	0.00000000	0.00000000	3.98699370	1,000.00000000
J-RR	05550MBA1	1,000.00000000	0.00000000	3.98699322	0.00000028	0.11381894	0.00000000	0.00000000	3.98699322	1,000.00000000
R	05550MAN4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	05550MAV6	992.15020236	0.00000000	1.10845876	0.00000000	0.00000000	0.00000000	0.00000000	1.10845876	991.61864247
X-B	05550MAW4	1,000.00000000	0.00000000	0.64526304	0.00000000	0.00000000	0.00000000	0.00000000	0.64526304	1,000.00000000
X-D	05550MAA2	1,000.00000000	0.00000000	1.48699330	0.00000000	0.00000000	0.00000000	0.00000000	1.48699330	1,000.00000000

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				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	09/01/21 - 09/30/21	30	0.00	24,750.17	0.00	24,750.17	0.00	0.00	0.00	24,750.17	0.00
A-2	09/01/21 - 09/30/21	30	0.00	85,950.00	0.00	85,950.00	0.00	0.00	0.00	85,950.00	0.00
A-3	09/01/21 - 09/30/21	30	0.00	735,711.67	0.00	735,711.67	0.00	0.00	0.00	735,711.67	0.00
A-4	09/01/21 - 09/30/21	30	0.00	916,650.83	0.00	916,650.83	0.00	0.00	0.00	916,650.83	0.00
A-SB	09/01/21 - 09/30/21	30	0.00	103,740.00	0.00	103,740.00	0.00	0.00	0.00	103,740.00	0.00
X-A	09/01/21 - 09/30/21	30	0.00	726,765.42	0.00	726,765.42	0.00	0.00	0.00	726,765.42	0.00
X-B	09/01/21 - 09/30/21	30	0.00	108,033.81	0.00	108,033.81	0.00	0.00	0.00	108,033.81	0.00
X-D	09/01/21 - 09/30/21	30	0.00	27,284.84	0.00	27,284.84	0.00	0.00	0.00	27,284.84	0.00
A-S	09/01/21 - 09/30/21	30	0.00	285,019.87	0.00	285,019.87	0.00	0.00	0.00	285,019.87	0.00
B	09/01/21 - 09/30/21	30	0.00	135,877.97	0.00	135,877.97	0.00	0.00	0.00	135,877.97	0.00
C	09/01/21 - 09/30/21	30	0.00	138,594.71	0.00	138,594.71	0.00	0.00	0.00	138,594.71	0.00
D	09/01/21 - 09/30/21	30	0.00	45,872.50	0.00	45,872.50	0.00	0.00	0.00	45,872.50	0.00
E-RR	09/01/21 - 09/30/21	30	0.00	108,896.75	0.00	108,896.75	0.00	0.00	0.00	108,896.75	0.00
F-RR	09/01/21 - 09/30/21	30	0.00	46,679.72	0.00	46,679.72	0.00	0.00	0.00	46,679.72	0.00
G-RR	09/01/21 - 09/30/21	30	0.00	42,010.95	0.00	42,010.95	0.00	0.00	0.00	42,010.95	0.00
H-RR	09/01/21 - 09/30/21	30	0.00	37,346.17	0.00	37,346.17	0.00	0.00	0.00	37,346.17	0.00
J-RR	09/01/21 - 09/30/21	30	4,114.71	144,710.09	0.00	144,710.09	0.01	0.00	0.00	144,710.08	4,131.12
Totals			4,114.71	3,713,895.47	0.00	3,713,895.47	0.01	0.00	0.00	3,713,895.46	4,131.12

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	Additional Information
Total Available Distribution Amount (1)	4,062,414.83
(1) The Available Distribution Amount includes any Prepayment Premiums.

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,726,596.75	Master Servicing Fee	4,364.30
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,008.19
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	388.13
ARD Interest	0.00	Operating Advisor Fee	1,940.63
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,726,596.75	Total Fees	12,701.25

Principal		Expenses/Reimbursements
Scheduled Principal	348,519.37	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	348,519.37	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,713,895.46
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	348,519.37
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,062,414.83
Total Funds Collected	4,075,116.12	Total Funds Distributed	4,075,116.08

© Copyright 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	931,502,791.15	931,502,791.15	Beginning Certificate Balance	931,502,790.78
(-) Scheduled Principal Collections	348,519.37	348,519.37	(-) Principal Distributions	348,519.37
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	931,154,271.78	931,154,271.78	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	931,502,791.15	931,502,791.15	Ending Certificate Balance	931,154,271.41
Ending Actual Collateral Balance	931,154,271.78	931,154,271.78

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.37)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.37)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.78%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	$9,999,999 or less	31	174,605,127.98	18.75%	87	5.0485	1.561676	1.39 or less	20	239,466,708.53	25.72%	90	4.8627	0.839522
$10,000,000 to $19,999,999		19	248,965,520.92	26.74%	83	4.7429	1.727300	1.40 to 1.49	4	41,161,449.56	4.42%	90	5.0582	1.422874
$20,000,000 to $29,999,999		8	182,398,000.55	19.59%	89	4.7801	1.645393	1.50 to 1.59	11	114,336,821.20	12.28%	89	4.9317	1.557619
$30,000,000 to $39,999,999		3	95,000,000.00	10.20%	88	4.7920	1.019474	1.60 to 1.69	6	117,047,886.64	12.57%	88	4.6648	1.633554
$40,000,000 to $49,999,999		4	172,985,622.33	18.58%	90	4.5943	1.683639	1.70 to 1.79	4	115,878,473.34	12.44%	89	4.7679	1.739143
	$50,000,000 or greater	1	57,200,000.00	6.14%	88	5.0000	1.740000	1.80 to 1.99	5	60,236,216.12	6.47%	90	4.7540	1.900651
	Totals	66	931,154,271.78	100.00%	87	4.8007	1.600653	2.00 to 2.99	16	243,026,716.39	26.10%	81	4.7269	2.244753
								3.0 or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	66	931,154,271.78	100.00%	87	4.8007	1.600653
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is
	used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

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			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Alabama	4	19,094,981.40	2.05%	91	4.8191	2.174282	New Hampshire	1	26,520.51	0.00%	85	5.7000	1.620000
Arizona	3	199,381.64	0.02%	85	5.7000	1.620000	New Mexico	3	5,188,726.04	0.56%	90	5.2170	1.255922
Arkansas	2	165,352.66	0.02%	85	5.7000	1.620000	New York	3	60,300,000.00	6.48%	89	4.8522	1.617612
California	12	120,802,412.63	12.97%	89	4.5908	1.549112	North Carolina	6	61,142,565.68	6.57%	89	4.8225	1.468293
Colorado	2	26,156,332.41	2.81%	91	4.9036	1.221798	Ohio	17	31,892,514.43	3.43%	91	4.7412	1.973049
Connecticut	1	2,551,614.29	0.27%	88	5.9400	1.300000	Oklahoma	5	348,462.46	0.04%	85	5.7000	1.620000
Delaware	1	9,704,000.00	1.04%	82	4.2775	1.580000	Oregon	2	19,689,911.67	2.11%	91	4.7329	1.232681
Florida	54	92,720,305.19	9.96%	90	4.9648	1.091565	Pennsylvania	8	72,824,148.44	7.82%	86	4.8074	1.920057
Georgia	19	9,171,783.09	0.98%	89	4.9260	1.948689	South Carolina	19	9,627,325.52	1.03%	88	5.0771	1.726789
Hawaii	186	10,000,000.03	1.07%	88	4.3100	2.400000	Tennessee	24	18,957,751.40	2.04%	89	4.2512	1.664579
Idaho	1	2,250,000.00	0.24%	91	4.4890	1.740000	Texas	27	72,327,617.82	7.77%	64	4.6715	1.954838
Illinois	31	16,675,522.89	1.79%	89	4.8184	1.893970	Virginia	5	10,944,442.73	1.18%	90	4.9755	1.432561
Indiana	16	12,291,093.90	1.32%	88	5.2890	1.561556	Washington	1	4,350,474.48	0.47%	88	5.8400	1.340000
Iowa	1	1,504,015.51	0.16%	85	4.5500	2.010000	Washington, DC	1	21,000,000.00	2.26%	91	4.7000	1.560000
Kansas	2	862,960.30	0.09%	91	4.5774	1.731245	Wisconsin	12	30,310,081.24	3.26%	89	4.9234	1.677473
Kentucky	4	278,180.02	0.03%	85	5.7000	1.620000	Totals	517	931,154,271.78	100.00%	87	4.8007	1.600653
Louisiana	3	30,685,495.35	3.30%	91	4.9212	(0.192705)
									Property Type³
Maryland	3	20,076,925.43	2.16%	90	4.6124	1.867187
Massachusetts	3	27,917,278.84	3.00%	89	5.0505	1.765744		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Michigan	10	30,934,230.49	3.32%	90	4.8176	1.385170		Properties	Balance	Agg. Bal.			DSCR¹
Minnesota	4	45,649,442.36	4.90%	90	4.8628	2.445357	Industrial	39	104,899,679.19	11.27%	90	4.7289	1.727033
Mississippi	7	15,578,473.34	1.67%	90	4.6872	1.733627	Lodging	16	183,305,133.87	19.69%	90	5.0151	0.845057
Missouri	8	1,026,843.88	0.11%	85	5.7000	1.620000	Mixed Use	24	32,488,248.28	3.49%	88	4.6199	1.629234
Nebraska	3	952,151.17	0.10%	90	4.6825	1.720824	Mobile Home Park	11	39,840,000.00	4.28%	90	4.9617	1.327048
Nevada	3	14,974,952.85	1.61%	88	5.0000	1.740000	Multi-Family	3	73,189,911.67	7.86%	89	4.7694	1.374320
							Office	164	247,769,558.19	26.61%	81	4.8300	2.050593
							Other	178	9,475,372.78	1.02%	88	4.3100	2.400000
							Retail	49	114,336,368.09	12.28%	89	4.7292	1.678745
							Self Storage	33	125,849,999.99	13.52%	89	4.6061	1.789766
							Totals	517	931,154,271.78	100.00%	87	4.8007	1.600653

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.499% or less	7	165,454,000.00	17.77%	89	4.3504	1.687825	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.500% to 4.999%	40	559,881,370.04	60.13%	86	4.7892	1.580915	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.000% to 5.4999%	14	179,541,910.13	19.28%	89	5.1191	1.584939	25 months to 36 months	65	921,450,271.78	98.96%	87	4.8062	1.600870
	5.500% or greater	5	26,276,991.61	2.82%	87	5.7052	1.579688	37 months to 48 months	1	9,704,000.00	1.04%	82	4.2775	1.580000
	Totals	66	931,154,271.78	100.00%	87	4.8007	1.600653	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	66	931,154,271.78	100.00%	87	4.8007	1.600653
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	3	30,000,000.00	3.22%	28	4.5680	2.380000	299 months or less	27	512,544,094.79	55.04%	85	4.7633	1.530334
61 months to 109 months		63	901,154,271.78	96.78%	89	4.8084	1.574708	300 months to 352 months	39	418,610,176.99	44.96%	90	4.8465	1.686750
	110 months or greater	0	0.00	0.00%	0	0.0000	0.000000	353 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	66	931,154,271.78	100.00%	87	4.8007	1.600653	Totals	66	931,154,271.78	100.00%	87	4.8007	1.600653
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		16	251,660,300.38	27.03%	88	4.7740	1.760797				None
	12 months or less	50	679,493,971.40	72.97%	87	4.8106	1.541341
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	66	931,154,271.78	100.00%	87	4.8007	1.600653
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 12 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	30316087	SS	Various	Various	Actual/360	5.000%	238,333.33	0.00	0.00	N/A	02/01/29	--	57,200,000.00	57,200,000.00	10/01/21
2A1	30316088	OF	Malvern	PA	Actual/360	4.860%	121,500.00	0.00	0.00	N/A	11/07/28	--	30,000,000.00	30,000,000.00	10/07/21
2A2	30316089				Actual/360	4.860%	101,250.00	0.00	0.00	N/A	11/07/28	--	25,000,000.00	25,000,000.00	10/07/21
3	30316096	IN	Various	Various	Actual/360	4.489%	182,365.63	0.00	0.00	N/A	05/06/29	--	48,750,000.00	48,750,000.00	10/06/21
4A1	30316097	LO	Various	Various	Actual/360	4.958%	144,608.33	0.00	0.00	N/A	05/01/29	--	35,000,000.00	35,000,000.00	10/01/21
4A3	30316099				Actual/360	4.958%	41,316.67	0.00	0.00	N/A	05/01/29	--	10,000,000.00	10,000,000.00	10/01/21
5	30316107	LO	Fort Lauderdale	FL	Actual/360	4.865%	171,389.90	0.00	0.00	N/A	04/06/29	--	42,275,000.00	42,275,000.00	10/06/21
6	30316108	OF	Plymouth	MN	Actual/360	4.895%	167,295.30	51,504.13	0.00	N/A	04/06/29	--	41,012,126.46	40,960,622.33	10/06/21
7A1	30316109	SS	Various	Various	Actual/360	4.140%	141,450.00	0.00	0.00	N/A	04/06/29	--	41,000,000.00	41,000,000.00	10/06/21
8A2	30316111	MF	San Francisco	CA	Actual/360	4.436%	92,416.36	0.00	0.00	N/A	02/10/29	--	25,000,000.00	25,000,000.00	10/10/21
8A4	30316112				Actual/360	4.436%	36,966.55	0.00	0.00	N/A	02/10/29	--	10,000,000.00	10,000,000.00	10/10/21
9	30316113	MU	New York	NY	Actual/360	4.530%	113,257.92	0.00	0.00	N/A	02/08/29	--	30,000,000.00	30,000,000.00	10/08/21
10A3	30316114	OF	Addison	TX	Actual/360	4.568%	57,100.00	0.00	0.00	N/A	02/06/24	--	15,000,000.00	15,000,000.00	10/06/21
10A6	30316115				Actual/360	4.568%	38,066.67	0.00	0.00	N/A	02/06/24	--	10,000,000.00	10,000,000.00	10/06/21
10A8	30316116				Actual/360	4.568%	19,033.33	0.00	0.00	N/A	02/06/24	--	5,000,000.00	5,000,000.00	10/06/21
11A3	30502576	MH	Various	Various	Actual/360	4.900%	40,833.33	0.00	0.00	N/A	04/06/29	--	10,000,000.00	10,000,000.00	10/06/21
11A4	30502577				Actual/360	4.900%	20,416.67	0.00	0.00	N/A	04/06/29	--	5,000,000.00	5,000,000.00	10/06/21
11A6	30502579				Actual/360	4.900%	20,416.67	0.00	0.00	N/A	04/06/29	--	5,000,000.00	5,000,000.00	10/06/21
11A7	30502580				Actual/360	4.900%	20,416.67	0.00	0.00	N/A	04/06/29	--	5,000,000.00	5,000,000.00	10/06/21
11A8	30502581				Actual/360	4.900%	20,416.67	0.00	0.00	N/A	04/06/29	--	5,000,000.00	5,000,000.00	10/06/21
12	30316117	LO	Colorado Springs	CO	Actual/360	4.900%	106,475.21	36,821.00	0.00	N/A	05/06/29	--	26,075,561.63	26,038,740.63	10/06/21
13A1	30316118	OF	Kings Mountain	NC	Actual/360	4.650%	58,125.00	0.00	0.00	N/A	04/01/29	--	15,000,000.00	15,000,000.00	10/01/21
13A3	30316120				Actual/360	4.650%	19,375.00	0.00	0.00	N/A	04/01/29	--	5,000,000.00	5,000,000.00	10/01/21
13A4	30316121				Actual/360	4.650%	19,375.00	0.00	0.00	N/A	04/01/29	--	5,000,000.00	5,000,000.00	10/01/21
14	30316122	MF	Hudson	NY	Actual/360	5.350%	107,000.00	0.00	0.00	N/A	04/06/29	--	24,000,000.00	24,000,000.00	10/06/21
15	30316123	SS	Irvine	CA	Actual/360	4.350%	76,125.00	0.00	0.00	N/A	05/01/29	--	21,000,000.00	21,000,000.00	10/01/21
16	30316124	OF	Washington	DC	Actual/360	4.700%	82,250.00	0.00	0.00	N/A	05/06/29	--	21,000,000.00	21,000,000.00	10/06/21
17	30316125	OF	Sacramento	CA	Actual/360	5.000%	84,934.89	25,113.54	0.00	N/A	04/06/29	--	20,384,373.46	20,359,259.92	10/06/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 13 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
18	30316127	RT	Various	Various	Actual/360	4.582%	76,366.67	0.00	0.00	N/A	04/01/29	--	20,000,000.00	20,000,000.00	10/01/21
19A1	30316129	OF	Columbia	MD	Actual/360	4.600%	76,196.60	26,332.27	0.00	N/A	04/06/29	--	19,877,374.11	19,851,041.84	10/06/21
20	30316131	RT	Huntsville	AL	Actual/360	4.810%	75,757.50	0.00	0.00	N/A	05/01/29	--	18,900,000.00	18,900,000.00	10/01/21
21A1-2	30502815	RT	Pittsburgh	PA	Actual/360	4.649%	19,372.92	0.00	0.00	N/A	03/06/29	--	5,000,000.00	5,000,000.00	10/06/21
21A3	30502364				Actual/360	4.649%	38,745.83	0.00	0.00	N/A	03/06/29	--	10,000,000.00	10,000,000.00	10/06/21
21A6	30502367				Actual/360	4.649%	3,874.58	0.00	0.00	N/A	03/06/29	--	1,000,000.00	1,000,000.00	10/06/21
21A71	30502368				Actual/360	4.649%	3,874.58	0.00	0.00	N/A	03/06/29	--	1,000,000.00	1,000,000.00	10/06/21
22	30316132	IN	Akron	OH	Actual/360	4.917%	65,560.00	0.00	0.00	N/A	05/01/29	--	16,000,000.00	16,000,000.00	10/01/21
23	30315541	Various Various		Various	Actual/360	4.550%	56,875.00	0.00	0.00	N/A	11/01/28	--	15,000,000.00	15,000,000.00	10/01/21
24	30316133	MF	Beaverton	OR	Actual/360	4.610%	54,593.91	21,083.65	0.00	N/A	05/01/29	--	14,210,995.32	14,189,911.67	10/01/21
25	30316134	OF	Milwaukee	WI	Actual/360	4.887%	59,251.04	18,384.71	0.00	N/A	03/06/29	--	14,549,057.10	14,530,672.39	10/06/21
26A2-2	30502981	Various Various		Various	Actual/360	5.700%	36,621.28	9,810.75	0.00	N/A	11/06/28	--	7,709,742.83	7,699,932.08	10/06/21
26A9	30501775				Actual/360	5.700%	29,754.79	7,971.24	0.00	N/A	11/06/28	--	6,264,165.88	6,256,194.64	10/06/21
27	30316135	IN	Goleta	CA	Actual/360	4.800%	56,160.00	0.00	0.00	N/A	02/01/29	--	14,040,000.00	14,040,000.00	10/01/21
28	30316136	LO	Lubbock	TX	Actual/360	4.930%	55,750.08	0.00	0.00	N/A	03/06/29	--	13,570,000.00	13,570,000.00	10/06/21
29	30316137	IN	Mooresville	NC	Actual/360	5.030%	49,178.73	0.00	0.00	N/A	11/01/28	--	11,732,500.00	11,732,500.00	10/01/21
30	30316138	LO	Altamonte Springs	FL	Actual/360	4.990%	45,006.65	15,048.94	0.00	N/A	05/01/29	--	10,823,242.34	10,808,193.40	10/01/21
31	30316139	RT	Various	VA	Actual/360	4.980%	42,977.43	12,805.31	0.00	N/A	04/06/29	--	10,356,006.93	10,343,201.62	10/06/21
32	30502492	Various Various		HI	Actual/360	4.310%	35,916.67	0.00	0.00	N/A	02/07/29	--	10,000,000.00	10,000,000.00	10/07/21
33A4	30502462	IN	Various	MS	Actual/360	4.800%	19,882.35	6,350.92	0.00	N/A	04/06/29	--	4,970,587.59	4,964,236.67	10/06/21
33A5	30502463				Actual/360	4.800%	19,882.35	6,350.92	0.00	N/A	04/06/29	--	4,970,587.59	4,964,236.67	10/06/21
34	30316140	LO	Indianapolis	IN	Actual/360	5.380%	43,258.66	12,769.64	0.00	N/A	02/06/29	--	9,648,772.02	9,636,002.38	10/06/21
35	30316141	MH	Van Nuys	CA	Actual/360	5.150%	42,230.00	0.00	0.00	N/A	04/06/29	--	9,840,000.00	9,840,000.00	10/06/21
36	30316142	RT	Newark	DE	Actual/360	4.277%	34,590.72	0.00	0.00	N/A	08/01/28	--	9,704,000.00	9,704,000.00	10/01/21
37	30316143	RT	Springfield	IL	Actual/360	4.750%	33,760.46	11,622.86	0.00	N/A	05/01/29	--	8,528,958.51	8,517,335.65	10/01/21
38	30316144	LO	Dunn	NC	Actual/360	5.000%	32,973.38	11,045.99	0.00	N/A	04/06/29	--	7,913,611.67	7,902,565.68	10/06/21
39	30502906	Various Various		FL	Actual/360	5.150%	32,904.61	9,139.41	0.00	N/A	05/06/29	--	7,667,092.44	7,657,953.03	10/06/21
40	30316145	RT	North Attleboro	MA	Actual/360	5.280%	32,635.54	8,919.21	0.00	N/A	05/01/29	--	7,417,167.15	7,408,247.94	10/01/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 14 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
41	30316146	LO	Wausau	WI	Actual/360	5.140%	27,661.18	8,799.50	0.00	N/A	04/06/29	--	6,457,862.01	6,449,062.51	10/06/21
42	30316147	SS	Malden	MA	Actual/360	4.900%	27,154.17	0.00	0.00	N/A	04/06/29	--	6,650,000.00	6,650,000.00	10/06/21
43	30316148	LO	Gatesville	TX	Actual/360	5.500%	24,882.44	10,120.55	0.00	N/A	03/01/29	--	5,428,896.67	5,418,776.12	10/01/21
44	30316149	RT	La Grande	OR	Actual/360	5.050%	23,145.83	0.00	0.00	N/A	05/01/29	--	5,500,000.00	5,500,000.00	10/01/21
45	30316150	RT	Leesville	LA	Actual/360	4.850%	21,363.06	7,528.07	0.00	N/A	05/01/29	--	5,285,705.24	5,278,177.17	10/01/21
46	30316151	LO	Fairburn	GA	Actual/360	5.050%	19,042.53	8,864.05	0.00	N/A	05/01/29	--	4,524,958.11	4,516,094.06	10/01/21
47	30316152	LO	Santa Rosa	NM	Actual/360	5.350%	19,155.06	8,077.23	0.00	N/A	05/01/29	--	4,296,462.93	4,288,385.70	10/01/21
48	30316153	LO	Long Beach	WA	Actual/360	5.840%	21,198.20	5,320.42	0.00	N/A	02/01/29	--	4,355,794.90	4,350,474.48	10/01/21
49	30316154	LO	Green Bay	WI	Actual/360	5.450%	13,886.18	5,669.18	0.00	N/A	05/06/29	--	3,057,508.09	3,051,838.91	10/06/21
50	30316155	IN	Plainville	CT	Actual/360	5.940%	12,645.67	3,065.88	0.00	N/A	02/05/29	--	2,554,680.17	2,551,614.29	10/05/21
Totals							3,726,596.75	348,519.37	0.00				931,502,791.15	931,154,271.78
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	1,836,482.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A1	11,406,865.36	11,850,885.13	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A2	11,406,865.36	11,850,885.13	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	9,439,179.93	8,517,306.55	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4A1	1,342,331.89	(728,569.63)	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4A3	1,342,331.89	(728,569.63)	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	663,099.92	2,627,759.78	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	5,245,855.67	1,456,203.04	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7A1	7,310,963.70	8,511,857.10	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8A2	15,596,155.14	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8A4	15,596,155.14	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	15,642,669.30	5,663,797.81	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10A3	12,815,451.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10A6	12,815,451.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10A8	12,815,451.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11A3	4,913,600.65	4,979,045.05	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11A4	4,913,600.65	4,979,045.05	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11A6	4,913,600.65	4,979,045.05	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11A7	4,913,600.65	4,979,045.05	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11A8	4,913,600.65	4,979,045.05	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	615,191.73	2,490,653.06	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13A1	5,022,841.00	5,108,847.04	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13A3	5,022,841.00	5,108,847.04	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13A4	5,022,841.00	5,108,847.04	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,711,989.17	2,065,914.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,979,961.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,793,963.51	1,740,457.97	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,090,855.91	2,098,543.08	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
18	5,151,611.74	5,051,697.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19A1	4,476,905.95	3,913,526.14	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,185,463.39	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21A1-2	6,844,240.94	6,226,326.87	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21A3	6,844,240.94	6,226,326.87	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21A6	6,844,240.94	6,226,326.87	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21A71	6,844,240.94	6,226,326.87	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	5,294,265.33	1,887,612.82	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	5,086,567.65	5,177,580.75	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,171,349.52	1,260,533.90	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,883,037.72	1,309,645.19	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26A2-2	21,474,637.91	21,492,169.84	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26A9	21,474,637.91	21,492,169.84	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	392,742.14	866,388.18	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	961,790.12	1,123,482.60	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,064,883.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	996,896.35	1,191,451.47	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	764,616.11	817,964.96	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	60,704,646.96	15,379,422.01	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33A4	5,122,721.64	5,192,215.96	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33A5	5,122,721.64	5,192,215.96	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	448,930.12	1,133,663.72	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	887,767.60	747,040.06	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	41,249,183.40	38,338,536.60	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1,162,908.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	441,372.80	593,072.98	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	847,676.61	928,438.77	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	640,032.77	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
41	638,019.21	959,072.02	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	626,865.97	723,565.08	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	571,101.27	828,132.38	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	284,916.09	266,126.94	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	429,850.46	77,412.95	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	190,888.00	748,211.45	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	427,561.42	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	478,214.03	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	141,294.45	290,116.64	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	326,969.68	319,951.76	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	403,603,807.51	259,845,615.71				0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments				Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff		Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount		Coupon	Remit	WAM¹
Date
10/18/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	4.800676%	4.784314%	87
09/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	4.800754%	4.784392%	88
08/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	4.800824%	4.784461%	89
07/16/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	4.800893%	4.784530%	90
06/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	4.800970%	4.784607%	91
05/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	5,466,451.22	0	0.00	0		0.00	4.801039%	4.784675%	92
04/16/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	4.801112%	4.784748%	93
03/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	4.801170%	4.784806%	94
02/18/21	0	0.00	0	0.00	1	5,496,866.50	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	4.801249%	4.784883%	95
01/15/21	0	0.00	0	0.00	1	5,505,793.44	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	4.801305%	4.784939%	96
12/17/20	0	0.00	0	0.00	1	5,514,678.30	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	4.801361%	4.784994%	97
11/18/20	0	0.00	0	0.00	1	5,524,361.30	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	4.801424%	4.785056%	98
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021 Computershare. All rights reserved. Confidential.																			Page 20 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon			1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon			2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0			0	0
0 - 6 Months		0	0			0	0
7 - 12 Months		0	0			0	0
13 - 24 Months		0	0			0	0
25 - 36 Months		30,000,000	30,000,000			0	0
37 - 48 Months		0	0			0	0
49 - 60 Months		0	0			0	0
> 60 Months		901,154,272	901,154,272			0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days		REO/Foreclosure

Oct-21	931,154,272	931,154,272	0		0	0	0
Sep-21	931,502,791	931,502,791	0		0	0	0
Aug-21	931,814,027	931,814,027	0		0	0	0
Jul-21	932,123,926	932,123,926	0		0	0	0
Jun-21	932,468,414	932,468,414	0		0	0	0
May-21	932,775,503	932,775,503	0		0	0	0
Apr-21	933,108,323	933,108,323	0		0	0	0
Mar-21	933,293,000	933,293,000	0		0	0	0
Feb-21	933,518,737	928,021,871	0		0	5,496,867	0
Jan-21	933,685,698	928,179,904	0		0	5,505,793	0
Dec-20	933,851,926	928,337,248	0		0	5,514,678	0
Nov-20	934,036,760	928,512,399	0		0	5,524,361	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021 Computershare. All rights reserved. Confidential.								Page 22 of 29

Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021 Computershare. All rights reserved. Confidential.								Page 24 of 29

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
5	30316107	42,275,000.00	4.86500%	42,275,000.00	4.86500%	10	05/06/20	05/06/20	05/08/20
11A3	30502576	0.00	4.90000%	0.00	4.90000%	8	10/26/21	10/26/21	11/02/21
11A4	30502577	0.00	4.90000%	0.00	4.90000%	8	10/26/21	10/26/21	11/02/21
11A6	30502579	0.00	4.90000%	0.00	4.90000%	8	10/26/21	10/26/21	11/02/21
11A7	30502580	0.00	4.90000%	0.00	4.90000%	8	10/26/21	10/26/21	11/02/21
11A8	30502581	0.00	4.90000%	0.00	4.90000%	8	10/26/21	10/26/21	11/02/21
28	30316136	13,570,000.00	4.93000%	13,570,000.00	4.93000%	8	05/20/20	06/05/20	05/22/20
30	30316138	11,031,390.54	4.99000%	11,031,390.54	4.99000%	8	06/10/20	07/01/20	06/12/20
34	30316140	9,834,265.38	5.38000%	9,834,265.38	5.38000%	8	06/02/20	06/05/20	06/08/20
43	30316148	0.00	5.50000%	0.00	5.50000%	8	03/15/21	03/15/21	05/04/21
46	30316151	4,656,849.29	5.05000%	4,656,849.29	5.05000%	8	06/02/20	06/01/20	06/08/20
49	30316154	3,146,449.30	5.45000%	3,146,449.30	5.45000%	10	04/23/20	05/06/20	04/24/20
Totals		84,513,954.51		84,513,954.51
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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Interest Shortfall Detail - Collateral Level

				Special Servicing Fees								Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
No interest shortfalls this period
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.

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Supplemental Notes
None

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